Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interest
	As of June 30, 2022	As of December 31, 2021

GMB (Beijing)	$4,698	$5,365
GMB Culture	21,514	25,613
Jiagui Haifeng	(723)	(13)
Shidong Trading	(34)	(35)
GMB Consulting	13,776	14,477
GMB Technology	(184,770)	(185,377)
Shidong Cloud	59,019	-
Guizhou New Energy	44,779,627	3,262,220
Sunrise Guxian	(3,729)	-
Total	$44,689,378	$3,122,250